RULE 497 FILING

Enclosed for filing, pursuant to Rule 497 of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the KraneShares FTSE Emerging Markets Plus ETF (the “Fund”), a series of KraneShares Trust. The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497 on June 1, 2018 (Accession Number: 0001615774-18-004743), which is incorporated herein by reference.